Netting of Financial Instruments - Schedule of Offsetting of Derivative Liabilities and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 3,812,886	$ 3,135,915
Gross amounts offset in the consolidated balance sheet	(19,312)	(3,978)
Net amounts of liabilities presented in the consolidated balance sheet	3,793,574	3,131,937
Unpaid Principal Balance [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	3,784,685	3,130,328
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	3,784,685	3,130,328
Interest Rate Lock Commitments [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	3,292	337
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	3,292	337
Forward Purchase Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	7,619	3,774
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	7,619	3,774
Forward Sales Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	17,974	2,680
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	17,974	2,680
Derivatives Not Subject To Master Netting Adjustment [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	3,292	337
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	3,292	337
Put Options on Interest Rate Futures [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	0	39
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	0	39
Call Options on Interest Rate Futures [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	0	305
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	0	305
Netting [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	0	0
Gross amounts offset in the consolidated balance sheet	(19,312)	(3,978)
Net amounts of liabilities presented in the consolidated balance sheet	(19,312)	(3,978)
Derivatives Subject to Master Netting Arrangements [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	25,593	6,798
Gross amounts offset in the consolidated balance sheet	(19,312)	(3,978)
Net amounts of liabilities presented in the consolidated balance sheet	6,281	2,820
Derivative Liabilities Before Netting [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	28,885	7,135
Gross amounts offset in the consolidated balance sheet	(19,312)	(3,978)
Net amounts of liabilities presented in the consolidated balance sheet	9,573	3,157
Unamortized Debt Issuance Costs [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	(684)	(1,548)
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	(684)	(1,548)
Security Sold Under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	3,784,001	3,128,780
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	$ 3,784,001	$ 3,128,780